Earnings Per Common Share	6 Months Ended
Jun. 30, 2026
Earnings Per Common Share [Abstract]
Earnings Per Common Share
11.       Earnings Per Common Share:

The computation of earnings per share is based on the weighted average number of common shares outstanding during that period and gives retroactive effect to the shares issued  in connection with (i) the Spin-Off and (ii) the reverse stock splits (Note 1 and 15(b)).

The Company calculates earnings per common share by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the relevant period.

Diluted earnings per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. The computation of diluted earnings per share reflects the potential dilution from conversion of outstanding Series A Preferred Shares (Note 7) calculated with the “if converted” method by using the average closing market price over the reporting periods. The components of the calculation of basic and diluted earnings per common share in each of the periods comprising the accompanying unaudited interim condensed consolidated statements of comprehensive income are as follows:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Net income and comprehensive income (1)	$433,783	$6,099,699
Dividend on Series A Preferred Shares	(106,944)	(250,000)
Net income attributable to common shareholders, basic	$326,839	$5,849,699
Dividend on Series A Preferred Shares	106,944	250,000
Net income attributable to common shareholders, diluted	$433,783	$6,099,699

Weighted average number of common shares outstanding, basic	34,710	415,863
Effect of dilutive shares	181,831	1,459,232
Weighted average number of common shares outstanding, diluted	216,541	1,875,095
Earnings per common share, basic	$9.42	$14.07
Earnings per common share, diluted	$2.00	$3.25

(1)	For the six months ended June 30, 2026, “Gain on sale of vessel” amounting to $6,206,743 is included in the accompanying unaudited interim condensed consolidated statements of comprehensive income.